Annual Fund Operating Expenses - The Hartford Inflation Plus Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.39%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Total Expenses	0.88%
Fee waiver and/or expense reimbursement	0.02%	[2]
Total annual fund operating expenses	0.86%	[2]
Class C
Operating Expenses:
Management fees	0.39%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.21%
Total Expenses	1.60%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	1.60%	[2]
Class I
Operating Expenses:
Management fees	0.39%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.17%
Total Expenses	0.56%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.56%	[2]
Class R3
Operating Expenses:
Management fees	0.39%	[1]
Distribution and service (12b-1) fees	0.50%
Other expenses	0.28%
Total Expenses	1.17%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	1.17%	[2]
Class R4
Operating Expenses:
Management fees	0.39%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.24%
Total Expenses	0.88%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.88%	[2]
Class R5
Operating Expenses:
Management fees	0.39%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total Expenses	0.57%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.57%	[2]
Class Y
Operating Expenses:
Management fees	0.39%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.18%
Total Expenses	0.57%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.57%	[2]
Class F
Operating Expenses:
Management fees	0.39%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total Expenses	0.46%
Fee waiver and/or expense reimbursement	none	[2]
Total annual fund operating expenses	0.46%	[2]

[1]	“Management fees” have been restated to reflect current fees.
[2]	Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class A as follows: 0.15%. This contractual arrangement will remain in effect until February 28, 2022 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.